Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Profit or loss [abstract]
Revenue	$ 57,786	$ 54,304	$ 46,881
Cost of sales	(26,305)	(23,097)	(19,634)
Gross profit	31,481	31,207	27,247
Distribution expenses	(6,389)	(5,889)	(5,104)
Sales and marketing expenses	(6,752)	(7,292)	(6,861)
Administrative expenses	(4,414)	(4,394)	(3,404)
Other operating income/(expenses)	841	805	845
Exceptional costs above profit from operations	(251)	(614)	(3,103)
Profit from operations	14,517	13,824	9,620
Finance cost	(6,047)	(6,040)	(8,419)
Finance income	1,898	431	722
Net finance income/(cost)	(4,148)	(5,609)	(7,697)
Share of result of associates	299	248	156
Exceptional share of results of associates	(1,143)	0	0
Profit before tax	9,524	8,463	2,079
Income tax expense	(1,928)	(2,350)	(1,932)
Profit from continuing operations	7,597	6,114	147
Profit from discontinued operations	0	0	2,055
Profit of the period	7,597	6,114	2,202
Profit/(loss) from continuing operations attributable to:
Equity holders of AB InBev	5,969	4,670	(650)
Non-controlling interest	1,628	1,444	797
Profit of the period attributable to:
Equity holders of AB InBev	5,969	4,670	1,405
Non-controlling interest	$ 1,628	$ 1,444	$ 797
Basic earnings per share	$ 2.97	$ 2.33	$ 0.7
Diluted earnings per share	2.91	2.28	0.69
Basic earnings per share from continuing operations	2.97	2.33	(0.33)
Diluted earnings per share from continuing operations	$ 2.91	$ 2.28	$ (0.33)

[1]	Amended to conform to 2022 presentation.